Income and expenses - Share-based payment arrangements (Details)													12 Months Ended
	Sep. 10, 2025 USD ($) $ / shares	Jul. 19, 2024 USD ($) $ / shares	Jun. 19, 2024 Y $ / shares	May 30, 2023 USD ($) Y $ / shares	Sep. 22, 2022 USD ($) Y $ / shares	Sep. 09, 2021 USD ($) $ / shares	Dec. 16, 2020 USD ($) $ / shares	Mar. 13, 2019 USD ($) $ / shares	Mar. 21, 2018 USD ($) $ / shares	Jun. 01, 2017 USD ($) $ / shares	Nov. 24, 2016 USD ($) $ / shares	May 29, 2016 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) EquityInstruments	Dec. 31, 2025 USD ($) Y	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) EquityInstruments	Dec. 31, 2024 USD ($) Y	Dec. 31, 2023 USD ($) shares Y $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Median comparator group TSR at grant date	2.74%		8.41%	10.50%
Ferroglobe PLC Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period															3,826,945		3,826,945					4,292,954		4,292,954		4,560,593	3,801,706
Weighted average fair value of share options granted | $													$ 4.03	$ 4.03	$ 4.03	$ 4.03	$ 4.03	$ 4.03	$ 4.03	$ 7.22	$ 7.22	$ 7.22	$ 7.22	$ 7.22	$ 7.22	$ 6.64
Grant date share price	$ 4.18		$ 5.17	$ 4.5
Exercise price	$ 0		$ 0.01	$ 0.01								$ 0																$ 0.01
Weighted Average Share Price At Date Of Exercise Of Stock Options.														$ 3.7							$ 4.95					$ 4.92
Expected volatility	44.07%		59.40%	87.68%
Option life | Y			3	3	3													2.87							3.64	8.52
Risk-free interest rate	3.49%		4.44%	4.13%
Performance period remaining at grant date	3 years		3 years	3 years
Company TSR at grant date	(1.55%)		(1.78%)	0.64%
Share based compensation expense | $																$ 1,814,000							$ 4,924,000			$ 7,402,000
Term Of Service Condition																				3 years						3 years	3 years		4 years	3 years	3 years	3 years
Ferroglobe PLC Equity Incentive Plan | Grand date of June 19, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	885,868							891,135
Fair Value Of Share Options At Grant Date | $		$ 5.12
Exercise price		$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grand date of May 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	552,111							966,346
Fair Value Of Share Options At Grant Date | $				$ 4.56
Exercise price				$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grand date of September 22, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																								416,972
Fair Value Of Share Options At Grant Date | $					$ 5.97
Exercise price					$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grant date of September 9, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	642,219							675,137
Fair Value Of Share Options At Grant Date | $						$ 8.83
Exercise price						$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grant date of December 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	528,395							1,058,698
Fair Value Of Share Options At Grant Date | $							$ 1.23
Exercise price							$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of March 13, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	110,114							123,743
Fair Value Of Share Options At Grant Date | $								$ 2.69
Exercise price								$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	46,777							50,689
Fair Value Of Share Options At Grant Date | $									$ 22.56
Exercise price									$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of June 1, 2017 one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	70,464							77,712
Fair Value Of Share Options At Grant Date | $										$ 16.77
Exercise price										$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	28,117							32,522
Fair Value Of Share Options At Grant Date | $											$ 16.66
Exercise price											$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of September 10, 2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	962,880
Fair Value Of Share Options At Grant Date | $	$ 4.03
Exercise price	$ 0
Ferroglobe PLC equity incentive plan with performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term Of Service Condition													3 years
Ferroglobe Equity Incentive Plan Granted In 2025 And 2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of average return on capital employed																			70.00%
Percentage of total shareholder return (TSR) relative to a comparator group, vesting condition													30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Ferroglobe Equity Incentive Plan Granted In 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cumulative earnings before interest and tax (EBIT)																			40.00%
Percentage of net cash flow																			40.00%
Percentage of total shareholder return (TSR) relative to a comparator group, vesting condition													20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiplier on specific targets																			90.00%
Minimum | Ferroglobe PLC equity incentive plan with performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent																			0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiplier on specific targets																			120.00%
Maximum | Ferroglobe PLC equity incentive plan with performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent																			150.00%